Stock-based compensation (Summary of Options Outstanding and Options Exercisable) (Detail) - 3,153 - 4,682	12 Months Ended
Mar. 31, 2016 ¥ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Exercise price range, Lower range	¥ 3,153
Outstanding Exercise price range, Upper range	¥ 4,682
Outstanding Number of shares | shares	2,093,500
Outstanding Weighted- average exercise price	¥ 3,858
Outstanding Weighted- average remaining life Years	1 year 6 months 22 days
Exercisable Number of shares | shares	2,093,500
Exercisable Weighted- average exercise price	¥ 3,858